Leases (Details) (USD $)	12 Months Ended		3 Months Ended	9 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Dec. 11, 2011
Leases
Rent expense	$ 25,000,000	$ 17,000,000
Operating leases, future minimum payments
2015	19,632,000
2016	16,821,000
2017	14,287,000
2018	12,373,000
2019	9,318,000
Thereafter	23,971,000
Total	96,402,000
Successor
Leases
Rent expense			3,900,000
Predecessor
Leases
Rent expense				8,100,000
Related Party
Operating leases, future minimum payments
2015	190,000
2016	195,000
2017	199,000
2018	101,000
Total	685,000
Other
Operating leases, future minimum payments
2015	19,442,000
2016	16,626,000
2017	14,088,000
2018	12,272,000
2019	9,318,000
Thereafter	23,971,000
Total	$ 95,717,000